Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Employee benefits	26	—	26
Unused tax losses & tax credits	29,011	—	29,011
Unremitted earnings	—	(26,322)	(26,322)
	29,037	(26,322)	2,715
Offset	(26,322)	26,322
Balance at December 31, 2019	2,715	—

Employee benefits	29	—	29
Unused tax losses & tax credits	27,650	—	27,650
Unremitted earnings	—	(26,322)	(26,322)
	27,679	(26,322)	1,357
Offset	(26,322)	26,322
Balance at December 31, 2020	1,357	—
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2020		December 31, 2019
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	38	—	290	—
Taxable temporary differences	—	(12,162)	—	(12,162)
Tax losses & tax credits	64,923	—	59,772	—
	64,961	(12,162)	60,062	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	52,799	—	47,900	—

(in thousands of USD)	Balance at Jan 1, 2018	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2018
Provisions	1	(1)	—	—	—
Employee benefits	44	(5)	—	(2)	37
Unused tax losses & tax credits	2,442	(195)	—	(29)	2,218
Total	2,487	(201)	—	(31)	2,255

	Balance at Jan 1, 2019	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2019
Provisions	—	—	—	—	—
Employee benefits	37	(10)	—	(1)	26
Unused tax losses & tax credits	2,218	474	—	(3)	2,689
Total	2,255	464	—	(4)	2,715

	Balance at Jan 1, 2020	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2020
Provisions	—	—	—	—	—
Employee benefits	26	—	—	3	29
Unused tax losses & tax credits	2,689	(1,369)	—	8	1,328
Total	2,715	(1,369)	—	11	1,357